Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 55,055	$ 47,651
Short-term investments	290,649	313,379
Receivables:
Trade	419,598	367,321
Due from affiliates	145,041	124,006
Other	99,597	42,696
Gross receivables	664,236	534,023
Allowance for doubtful accounts	(12,832)	(12,131)
Net receivables	651,404	521,892
Inventories	698,998	756,864
Deferred income taxes	23,449	24,586
Other current assets	134,394	118,391
Total current assets	1,853,949	1,782,763
Net property, plant and equipment	863,573	843,879
Investments in and advances to affiliates	406,900	410,542
Notes receivable from affiliates	180,386	202,931
Goodwill	43,218	43,218
Other intangible assets, net	18,997	19,843
Other assets	51,025	44,605
Total Assets	3,418,048	3,347,781
Current liabilities:
Notes payable to banks	67,699	28,786
Current maturities of long-term debt	11,697	25,138
Accounts payable	175,916	205,122
Accrued compensation and benefits	127,212	127,141
Accrued voyage costs	49,621	47,674
Deferred revenue	43,953	53,811
Payables due to affiliates	24,326	11,919
Deferred revenue from affiliates	2,239	24,131
Accrued commodity inventory	29,248	46,509
Other accrued liabilities	83,416	106,344
Total current liabilities	615,327	676,575
Long-term debt, less current maturities	80,480	120,825
Accrued pension liability	80,918	127,837
Deferred income taxes	73,336	33,929
Other liabilities and deferred credits	88,017	80,426
Total non-current liabilities	322,751	363,017
Commitments and contingent liabilities
Stockholders' equity:
Common stock of $1 par value. Authorized 1,250,000 shares; issued and outstanding 1,188,955 and 1,197,660 shares	1,189	1,198
Accumulated other comprehensive loss	(181,797)	(171,544)
Retained earnings	2,655,857	2,474,896
Total Seaboard stockholders' equity	2,475,249	2,304,550
Noncontrolling interests	4,721	3,639
Total equity	2,479,970	2,308,189
Total Liabilities and Stockholders' Equity	$ 3,418,048	$ 3,347,781